Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Major Components Of Tax Expense Income [Line Items]
Current income credit, current year	$ (8,279)	$ (4,087)		$ 10,320
Current income credit, prior years	3,484			(767)
Tax receivable	$ 20,987	$ 15,022	[1]
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Corporation tax rate	19.00%	19.00%
United Kingdom | From April 1, 2023
Major Components Of Tax Expense Income [Line Items]
Corporation tax rate	25.00%
Research and Development
Major Components Of Tax Expense Income [Line Items]
Current income credit, current year	$ 0	$ 0		(10,479)
Current income credit, prior years	$ (3,514)	$ 0		$ (772)

[1]	Government and other grants have been restated due to a presentational error - see Note 21.